Share-based payments (Tables)	12 Months Ended
Dec. 31, 2020
Share-based payments
Schedule of movement of the share options granted to employees of the Group

		Year ended		Period from 19 December		Period from 1 January		Year ended
		31 December 2020		to 31 December 2019		to 18 December 2019		31 December 2018
	Notes	Successor (NFH)				Predecessor (HHH)
		Weighted				Weighted
		average		Weighted average		average		Weighted average
		exercise price	Number of	exercise	Number of	exercise price	Number	exercise price	Number of
		per share	options	price per share	options	per share	of options	per share	options
At beginning of period	(a)	4.9	3,849,921	4.9	3,849,921	24.3	1,150,120	24.0	1,140,040
Granted during the Period			—	—	—	31.2	117,551	28.4	66,000
Forfeited during the Period		6.1	(210,563)	—	—	—	—	24.0	(55,920)
Settled during the Period	(b)	—	—	—	—	24.8	(505,208)	—	—

At end of period		4.9	3,639,358	4.9	3,849,921	25.0	762,463	24.3	1,150,120

Exercisable at the end of the period			3,381,167		3,280,062		650,000		562,948
(a)

The number of NFH options at the beginning of the 2019 Successor Period was calculated by multiplying the number of Partnership options outstanding at the end of 2019 Predecessor Period (or 762,463 options) by the Exchange Ratio of approximately 5.05.

(b)

On the Closing Date, NFH paid cash and issued NFH ordinary shares in lieu of full settlement of these fully vested options. The fair value of these fully vested options are included in the purchase consideration of the Business Combination (Note 23).

Schedule of inputs to the models used for the share options granted under the plan

	Period from 1 January	Year ended 31
	to 18 December 2019	December 2018
	Predecessor (HHH)	Predecessor (HHH)
Expected volatility range (%)	36.3%	40.2%
Risk–free interest rate (%)	2.59%	3.12%
Exercise multiple	2.8	2.8
Fair value of LP interest unit (US$)	39.84	32.81

	Successor	Predecessor
	(NFH)	(HHH)
Expected volatility range (%)	31.65%‑32.74%	31.65%‑32.74%
Risk–free interest rate (%)	1.80%‑19.1%	1.80%‑19.1%
Exercise multiple	2.8	2.8
Fair value of ordinary share/LP interest unit (US$)	10.11	48.74

Schedule of movement of the RSUs granted to the employees of the Group

			Period from 19	Period from 1
		Year ended 31	December to 31	January to 18	Year ended 31
	Notes	December 2020	December 2019	December 2019	December 2018
		Successor (NFH)		Predecessor (HHH)
At beginning of period	(c)	148,393	148,393	644,060	645,020

Granted during the period		—	—	58,776	27,000
Forfeited during the period		(59,332)	—	—	(27,960)
Exercised during the period		—	—	(400,000)	—
Settled during the period	(d)	—	—	(273,448)	—

At end of period		89,061	148,393	29,388	644,060
(a)

The number of NFH RSUs at the beginning of the 2019 Successor Period was calculated by multiplying the number of Partnership RSUs at the end of 2019 Predecessor Period (or 29,388 RSUs) by the Exchange Ratio of approximately 5.05.

(b)

On the Closing Date, NFH paid cash and issued NFH ordinary shares in lieu of full settlement of these fully vested RSUs. The fair value of these fully vested RSUs are included in the purchase consideration of the Business Combination (Note 23).